Investment Objectives and Goals - YieldMax® SPCX Option Income Strategy ETF	Jul. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SPCX Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of Class A common stock of Space Exploration Technologies Corporation (NASDAQ: SPCX) (the “Underlying Security” or “SPCX”), subject in certain circumstances to a limit on the Fund’s participation in gains.